Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Brokerage and Investment Management Portfolio
May 31, 2024
BRO-NPRT1-0724
1.802157.120
Common Stocks - 99.6%
	Shares	Value ($)
Capital Markets - 95.2%
Asset Management & Custody Banks - 37.7%
Ameriprise Financial, Inc.	95,800	41,827,238
Ares Management Corp. Class A,	321,500	45,064,655
BlackRock, Inc. Class A	54,000	41,689,620
Blackstone, Inc.	335,000	40,367,500
Blue Owl Capital, Inc. Class A (a)	2,295,300	41,292,447
Bridge Investment Group Holdings, Inc.	3,700	28,638
Brookfield Asset Management Ltd. Class A (a)	118,700	4,657,788
Carlyle Group LP (a)	448,700	19,276,152
CVC Capital Partners PLC (b)	233,600	4,539,378
EQT AB	29,400	900,573
Intermediate Capital Group PLC	377,200	11,238,473
KKR & Co. LP (a)	465,500	47,872,020
P10, Inc. Class A	94,200	761,136
Patria Investments Ltd.	486,172	6,320,236
StepStone Group, Inc. Class A	178,500	7,664,790
TPG, Inc.	383,600	16,080,512
		329,581,156
Financial Exchanges & Data - 35.3%
Cboe Global Markets, Inc.	94,538	16,354,129
CME Group, Inc.	181,000	36,739,380
Coinbase Global, Inc. (c)	152,700	34,497,984
Intercontinental Exchange, Inc.	293,800	39,339,820
MarketAxess Holdings, Inc.	55,300	11,000,829
Moody's Corp.	182,300	72,371,276
MSCI, Inc.	43,900	21,738,402
NASDAQ, Inc.	234,900	13,866,147
Open Lending Corp. (a)(c)	171,300	1,108,311
S&P Global, Inc.	105,600	45,145,056
Tradeweb Markets, Inc. Class A	155,000	16,896,550
		309,057,884
Investment Banking & Brokerage - 22.2%
BGC Group, Inc. Class A (a)	1,706,100	14,791,887
Charles Schwab Corp.	517,461	37,919,542
Evercore, Inc. Class A	70,800	14,368,152
Houlihan Lokey (a)	114,100	15,443,435
Interactive Brokers Group, Inc.	142,200	17,877,384
Jefferies Financial Group, Inc.	293,500	13,653,620
LPL Financial	100,300	28,706,863
Moelis & Co. Class A (a)	89,900	5,089,239
PJT Partners, Inc. Class A (a)	115,512	12,321,665
Raymond James Financial, Inc.	224,300	27,532,825
Robinhood Markets, Inc. (c)	315,400	6,591,860
		194,296,472
TOTAL CAPITAL MARKETS		832,935,512
Financial Services - 3.7%
Diversified Financial Services - 3.7%
Apollo Global Management, Inc.	281,800	32,733,888
Software - 0.7%
Application Software - 0.7%
MicroStrategy, Inc. Class A (c)	3,800	5,793,062
TOTAL COMMON STOCKS (Cost $518,625,291)		871,462,462

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,352,360	2,352,831
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	39,657,905	39,661,871
TOTAL MONEY MARKET FUNDS (Cost $42,014,701)		42,014,702

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $560,639,992)	913,477,164
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(38,256,755)
NET ASSETS - 100.0%	875,220,409

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,539,378 or 0.5% of net assets.

(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,131,795	32,560,346	31,339,187	37,927	(123)	-	2,352,831	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	44,905,725	171,990,891	177,234,745	7,799	-	-	39,661,871	0.2%
Total	46,037,520	204,551,237	208,573,932	45,726	(123)	-	42,014,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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